SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

03-03    GF      900     3.6400       4.57	       Weeden & Co.
03-04   " "     1000     3.6000       4.55              " "
03-05   " "     1500     3.6000       4.56		  " "
03-06   " "     1000     3.5900       4.52		  " "
03-10   " "     1000     3.6100       4.41              " "
03-11   " "     1200     3.5100       4.40              " "
03-12   " "      800     3.4850       4.31              " "
03-13   " "      700     3.5400       4.38              " "
03-14   " "     1500     3.5300       4.41              " "
03-17   " "     2000     3.6390       4.48              " "
03-18   " "     1000     3.6900       4.55              " "
03-19   " "     1500     3.7000       4.57              " "
03-20   " "      800     3.6088       4.55              " "
03-21   " "      700     3.7300       4.54              " "
03-24   " "     1500     3.6300       4.50              " "
03-25   " "     2000     3.5660       4.55              " "
03-26   " "      800     3.5700       4.59              " "
03-27   " "     1300     3.5300       4.60              " "
03-28   " "     2100     3.5800       4.61              " "
03-31   " "     1500     3.5193       4.61              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          04/02/03